Note 19 - Other Charges (Tables)	12 Months Ended
Jan. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
	January 31, 2016	January 31, 2015	January 31, 2014
Executive departure charges	-	396	3,313
Acquisition-related costs	1,416	1,666	1,308
Fiscal 2015 restructuring plan	50	715	-
Fiscal 2014 restructuring plan	33	100	1,904
Other restructuring plans	(7)	(1)	(13)
	1,492	2,876	6,512

Restructuring and Related Costs [Table Text Block]
	Workforce Reduction	Office Closure Costs	Other Costs	Total
Balance at January 31, 2014	-	-	-	-
Accruals and adjustments	464	224	27	715
Cash draw downs	(238)	(4)	(27)	(269)
Balance at January 31, 2015	226	220	-	446
Accruals and adjustments	24	14	12	50
Cash payments	(250)	(93)	(12)	(355)
Balance at January 31, 2016	-	141	-	141
	Workforce Reduction	Office Closure Costs	Total
Balance at January 31, 2014	52	96	148
Accruals and adjustments	64	36	100
Cash draw downs	(116)	(99)	(215)
Foreign exchange	-	(8)	(8)
Balance at January 31, 2015	-	25	25
Accruals and adjustments	-	33	33
Cash payments	-	(57)	(57)
Foreign exchange	-	(1)	(1)
Balance at January 31, 2016	-	-	-